Equity Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (97.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.3%)
AT&T, Inc.	81,462	2,466
Comcast Corp. - Class A	258,425	13,983
Fox Corp.	169,901	5,934
News Corp. - Class A	501,171	12,745
Verizon Communications, Inc.	38,708	2,251
The Walt Disney Co. *	43,544	8,035

Total		45,414

Consumer Discretionary (4.7%)
General Motors Co. *	27,900	1,603
Kohl’s Corp.	126,706	7,553
Las Vegas Sands Corp. *	134,015	8,143
Magna International, Inc.	3,562	313
Mattel, Inc. *	287,953	5,736
McDonald’s Corp.	6,500	1,457
The TJX Cos., Inc.	46,254	3,060
Volkswagen Group of America Finance LLC	414,721	11,625

Total		39,490

Consumer Staples (7.0%)
Altria Group, Inc.	57,589	2,946
Bunge, Ltd.	31,300	2,481
The Coca-Cola Co.	88,000	4,639
Conagra Brands, Inc.	277,977	10,452
Kimberly-Clark Corp.	65,633	9,126
Mondelez International, Inc.	8,400	492
Philip Morris International, Inc.	132,294	11,740
Tyson Foods, Inc. - Class A	196,436	14,595
Walmart, Inc.	24,700	3,355

Total		59,826

Energy (6.5%)
Chevron Corp.	24,800	2,599
ConocoPhillips	16,800	890
Enbridge, Inc.	42,548	1,549
EOG Resources, Inc.	116,591	8,456
Exxon Mobil Corp.	128,072	7,150
Halliburton Co.	207,200	4,447
Hess Corp.	26,700	1,889
Occidental Petroleum Corp.	55,186	1,469
Targa Resources Corp.	102,664	3,260
TC Energy Corp.	140,685	6,436
Total SA, ADR	359,826	16,746

Total		54,891

Financials (22.1%)
American International Group, Inc.	381,328	17,621

Common Stocks (97.2%)	Shares/ Par +	Value $ (000’s)
Financials continued
Bank of America Corp.	83,323	3,224
The Bank of New York Mellon Corp.	82,100	3,882
The Charles Schwab Corp.	62,800	4,093
Chubb, Ltd.	105,026	16,591
Citizens Financial Group, Inc.	59,500	2,627
Equitable Holdings, Inc.	234,142	7,638
Fifth Third Bancorp	368,994	13,819
Franklin Resources, Inc.	75,928	2,247
The Goldman Sachs Group, Inc.	19,700	6,442
The Hartford Financial Services Group, Inc.	12,800	855
JPMorgan Chase & Co.	56,157	8,549
Loews Corp.	245,002	12,564
Marsh & McLennan Cos., Inc.	17,547	2,137
MetLife, Inc.	309,698	18,827
Morgan Stanley	179,350	13,928
PNC Financial Services Group, Inc.	53,445	9,375
Raymond James Financial, Inc.	46,900	5,748
State Street Corp.	86,889	7,300
Wells Fargo & Co.	722,226	28,217
Willis Towers Watson PLC	7,816	1,789

Total		187,473

Health Care (11.9%)
AbbVie, Inc.	123,692	13,386
Anthem, Inc.	42,954	15,418
AstraZeneca PLC, ADR	32,300	1,606
Becton Dickinson and Co.	46,791	11,377
Biogen, Inc. *	7,900	2,210
CVS Health Corp.	120,519	9,067
Gilead Sciences, Inc.	49,100	3,173
GlaxoSmithKline PLC	74,989	1,331
GlaxoSmithKline PLC, ADR	22,900	817
Johnson & Johnson	64,635	10,623
Medtronic PLC	106,129	12,537
Merck & Co., Inc.	36,968	2,850
Pfizer, Inc.	199,055	7,212
Sanofi	114,934	5,685
Zimmer Biomet Holdings, Inc.	23,600	3,778

Total		101,070

Industrials (12.2%)
3M Co.	2,900	559
Alaska Air Group, Inc. *	27,955	1,935
The Boeing Co. *	41,640	10,607

Common Stocks (97.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Caterpillar, Inc.	24,934	5,781
Cummins, Inc.	3,500	907
Emerson Electric Co.	28,700	2,589
Flowserve Corp.	19,181	744
General Electric Co.	1,872,840	24,590
Johnson Controls International PLC	40,198	2,399
L3Harris Technologies, Inc.	62,947	12,758
Nielsen Holdings PLC	259,640	6,530
PACCAR, Inc.	35,000	3,252
Snap-on, Inc.	27,154	6,266
Southwest Airlines Co. *	20,900	1,276
Stericycle, Inc. *	80,923	5,463
United Parcel Service, Inc. - Class B	107,511	18,276

Total		103,932

Information Technology (9.3%)
Applied Materials, Inc.	101,926	13,617
Cisco Systems, Inc.	276,600	14,303
Citrix Systems, Inc.	31,240	4,385
Microsoft Corp.	46,439	10,949
NXP Semiconductors NV	18,486	3,722
QUALCOMM, Inc.	152,601	20,233
TE Connectivity, Ltd.	18,200	2,350
Texas Instruments, Inc.	50,030	9,455

Total		79,014

Materials (6.1%)
Akzo Nobel NV, ADR	63,691	2,385
CF Industries Holdings, Inc.	310,814	14,105
DuPont de Nemours, Inc.	130,597	10,093
International Flavors & Fragrances, Inc.	63,731	8,897
International Paper Co.	273,137	14,768
PPG Industries, Inc.	9,807	1,474

Total		51,722

Real Estate (4.5%)
Equity Residential	161,742	11,586
Rayonier, Inc.	199,643	6,439
SL Green Realty Corp.	39,625	2,773
Welltower, Inc.	32,765	2,347
Weyerhaeuser Co.	427,503	15,219

Total		38,364

Utilities (7.6%)
Ameren Corp.	72,500	5,899
Edison International	77,612	4,548
Entergy Corp.	21,000	2,089
NextEra Energy, Inc.	66,788	5,050
NiSource, Inc.	543,481	13,103

Equity Income Portfolio

Common Stocks (97.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Sempra Energy	95,285	12,633
The Southern Co.	348,092	21,637

Total		64,959

Total Common Stocks (Cost: $603,425)		826,155

Convertible Corporate Bonds (0.3%)
Financials (0.3%)
AXA SA, 7.250%, 5/15/21 144A	1,968,000	2,761

Total		2,761

Total Convertible Corporate Bonds (Cost: $2,051)		2,761

Convertible Preferred Stocks (1.2%)
Health Care (0.4%)
Becton Dickinson and Co., 6.000%, 6/1/23	59,093	3,175

Total		3,175

Utilities (0.8%)
NextEra Energy, Inc., 5.279%, 3/1/23	49,295	2,441
Sempra Energy, 6.750%, 7/15/21	11,807	1,236
The Southern Co., 6.750%, 8/1/22	66,083	3,366

Total		7,043

Total Convertible Preferred Stocks (Cost: $9,833)		10,218

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	8,197,302	8,197

Total		8,197

Total Short-Term Investments (Cost: $8,197)		8,197

Total Investments (99.7%) (Cost: $623,506)@		847,331

Other Assets, Less Liabilities (0.3%)		2,234

Net Assets (100.0%)		849,565

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing

Equity Income Portfolio

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $2,761 representing 0.3% of the net assets.

#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $623,506 and the net unrealized appreciation of investments based on that cost was $223,825 which is comprised of $237,940 aggregate gross unrealized appreciation and $14,115 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$826,155	$—	$—
Convertible Corporate Bonds	—	2,761	—
Convertible Preferred Stocks	10,218	—	—
Short-Term Investments	8,197	—	—

Total Assets:	$844,570	$2,761	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand